ORDINARY SHARES - Additional Information (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands					12 Months Ended
	Sep. 25, 2018 shares	Aug. 23, 2018 USD ($) Vote $ / shares shares	Aug. 23, 2018 USD ($) $ / shares shares	Jul. 31, 2015 shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2021 shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2018 shares	Dec. 31, 2024 $ / shares shares	Dec. 31, 2023 $ / shares shares	Mar. 31, 2020 USD ($)	Sep. 24, 2018 shares	Aug. 22, 2018 $ / shares	Jun. 30, 2018 shares	Dec. 31, 2017 shares
ORDINARY SHARES
Common stock, par value per share | $ / shares		$ 0.0001	$ 0.0001
Preferred shares, par value | $ / shares		$ 0.00001	$ 0.00001												$ 0.0001
Number of ordinary shares		10
Surrendered percentage of ordinary shares after share split		90.00%
Stock, conversion basis					IPO, 16,145,454 issued Class A Ordinary Shares held by certain key management founders, 33,818,182 issued Pre-IPO Class B Ordinary Shares held by Red Better, and 67,636,364 issued Pre-IPO Class B Ordinary Shares held by Mr. Chen’s wholly-owned entity Viomi Limited was automatically converted by way of re-designation and re-classification into Class B Ordinary Shares on a one-for-one basis, and the rest of the outstanding Class A Ordinary Shares, the rest of the outstanding Pre-IPO Class B Ordinary Shares, and all outstanding Series A Preferred Shares was automatically converted by way of re-designation and re-classification into Class A Ordinary Shares on a one-for-one basis.
Issuance of ordinary shares for exercised share options (in shares)					355,543	176,883	956,256
Shares repurchases, consideration amount | ¥					¥ 4,283	¥ 6,440	¥ 8,035
IPO
ORDINARY SHARES
Common stock, shares authorized		5,000,000,000	5,000,000,000
Ordinary shares, voting rights					Each Class A Ordinary Share is entitled to one vote, and each Class B Ordinary Share is entitled to ten (10) votes, voting together as one class
Dividends value of shares authorized | $		$ 50,000	$ 50,000
Stock, conversion basis					Each Class B Ordinary Share is convertible into one Class A Ordinary Share at any time by the holder thereof.
Shares issued	34,200,000
Class A ordinary shares
ORDINARY SHARES
Common stock, shares authorized		346,545,454	346,545,454								4,800,000,000	4,800,000,000
Common stock, par value per share | $ / shares		$ 0.0001	$ 0.0001								$ 0.00001	$ 0.00001
Ordinary shares, outstanding							104,539,463	105,516,779			101,059,544	101,902,544					25,363,636
Ordinary shares, voting rights					one
Common stock, shares issued		4,000,000	4,000,000								101,059,544	101,902,544				33,818,182
Ordinary shares, transferred																16,145,454
Ordinary shares, surrendered																17,672,728
Fair value per share | $ / shares		$ 3.3	$ 3.3
Shares issued										34,200,000
Class B ordinary shares converted to Class A ordinary shares (in shares)					1,198,542	90,000	359,997	339,999		18,181,818
Issuance of ordinary shares for exercised share options (in shares)					355,542	176,883	956,256	3,011,064
Shares repurchased during period						2,903,802	2,293,569	1,997,970	4,232,169
Class A ordinary shares | Key Management Founders
ORDINARY SHARES
Common stock, shares issued														16,145,454
Class A ordinary shares | IPO
ORDINARY SHARES
Common stock, shares authorized		4,800,000,000	4,800,000,000
Common stock, par value per share | $ / shares		$ 0.00001	$ 0.00001
Ordinary shares, voting rights | Vote		1
Class B ordinary shares
ORDINARY SHARES
Common stock, shares authorized											150,000,000	150,000,000
Common stock, par value per share | $ / shares											$ 0.00001	$ 0.00001
Ordinary shares, outstanding							102,854,550	103,214,547			102,764,550	102,764,550
Common stock, shares issued											102,764,550	102,764,550
Class B ordinary shares | Red Better Limited
ORDINARY SHARES
Common stock, shares issued														33,818,182
Class B ordinary shares | Viomi Limited
ORDINARY SHARES
Common stock, shares issued														67,636,364
Shares issued				67,636,364
Class B ordinary shares | IPO
ORDINARY SHARES
Common stock, shares authorized		150,000,000	150,000,000
Common stock, par value per share | $ / shares		$ 0.00001	$ 0.00001
Ordinary shares, voting rights | Vote		10
Designated Common Stock | IPO
ORDINARY SHARES
Common stock, shares authorized		50,000,000	50,000,000
Common stock, par value per share | $ / shares		$ 0.00001	$ 0.00001
ADR | IPO
ORDINARY SHARES
Shares issued	11,400,000
American Depositary Shares [Member]
ORDINARY SHARES
Share repurchase program, authorized amount | $													$ 10,000
Shares repurchased during period									1,410,723
Shares repurchases, consideration amount | $									$ 8,030
Shares repurchases, weighted average price per share | $ / shares									$ 5.69